Summary of Significant Accounting Policies (Weighted Average Assumptions) (Details) - $ / shares	11 Months Ended	12 Months Ended
	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Expected term (years)	2 years	2 years	1 year 3 months
Risk-free interest rate	0.48%	0.35%	0.18%
Dividend yield	0.00%	0.00%	0.00%
Volatility	47.66%	50.00%	70.71%
Weighted average fair value per unit granted	$ 7.56	$ 7.29	$ 4.96